Digital Assets (Details) - Digital Assets [Member]	3 Months Ended	9 Months Ended
	Sep. 30, 2025 USD ($) BTC ENA ETH	Sep. 30, 2025 USD ($) BTC ENA ETH $ / shares	Sep. 30, 2025 BTC	Sep. 30, 2025 ENA	Sep. 30, 2025 USDT	Sep. 30, 2025 USDTe
BTC [Member]
Digital Assets [Line Items]
Purchase of units | BTC	1	13
Realized exchange loss	$ 400
Recognized an increase in fair value	86,800	$ 105,800
Crypto units			12	1
Fair value	$ 1,368,600	$ 1,368,600
ENA [Member]
Digital Assets [Line Items]
Purchase of units | ENA	8,916,805	8,916,805
Realized exchange loss		$ 400
Recognized an increase in fair value	$ 1,454,400	1,454,400
Crypto units | ENA				8,916,805
Fair value	$ 4,983,200	$ 4,983,200
ETH [Member]
Digital Assets [Line Items]
Purchase of units | ETH	40	40
Recognized an increase in fair value	$ 73,900
Crypto units | ENA				40
USDT [Member]
Digital Assets [Line Items]
Crypto units | USDT					2,082,500
Fair value per share (in Dollars per share) | $ / shares		$ 1
USDe [Member]
Digital Assets [Line Items]
Crypto units | USDTe						500,000